Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Income Taxes description	The China subsidiary is subject to China tax rate of 2.5% up to taxable income of one million RMB, 10% on taxable income between one million RMB to three million RMB and 25% on taxable income higher than three million RMB, for the year ended December 31, 2021.
Accumulated tax loss (in Dollars)	$ 61,361
Deferred tax assets (in Dollars)	$ 14,207
Israeli [Member]
Taxes on Income (Details) [Line Items]
Income tax rate	23.00%	23.00%
U.S. [Member]
Taxes on Income (Details) [Line Items]
Income tax rate	21.00%	21.00%